UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment |_|; Amendment Number: __________
  This Amendment (Check only one.):  |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ALLSTATE LIFE INSURANCE COMPANY
Address:  3075 SANDERS ROAD, SUITE G4A
          NORTHBROOK, IL.  60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL SCHUTT
Title:    ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:    847-402-5169

Signature, Place, and Date of Signing:

         /s/ PAUL SCHUTT             NORTHBROOK,IL.          11/10/08
      ---------------------    ------------------------    ------------
            [Signature]               [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             ONE

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:    287,255 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number           Name

1        028-10298                      ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                                  TITLE OF                VALUE        SHARES/   SH/ PUT/  INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER                 CLASS       CUSIP     (x$1000)      PRN AMT   PRN CALL  DSCRETN   MANAGERS   SOLE   SHARED  NONE
-----------------------           --------   ---------   --------      -------   --- ----  -------  ---------  ------ ------- ------
AMERICAN FINANCIAL GROUP INC     COMMON      025932104        295        10,000  SH        DEFINED       1        X
KIMBERLY-CLARK                   COMMON      494368103        973        15,007  SH        DEFINED       1        X
REINSURANCE GROUP AMERICA INC    COMMON      759351406      4,860        90,000  SH        DEFINED       1        X
TRAVELERS COMPANIES INC          COMMON      89417E109        452        10,000  SH        DEFINED       1        X
3M COMPANY 0% 11/21/2032         DEBT        88579YAB7      8,268    10,223,000  PRN       DEFINED       1        X
ALLERGAN INC 1.500000%
 04/01/2026                      DEBT        018490AL6      5,693     5,500,000  PRN       DEFINED       1        X
ALZA CORP 0% 07/28/2020          DEBT        02261WAB5      9,840    10,250,000  PRN       DEFINED       1        X
AMDOCS LIMITED .500000%
 03/15/2024                      DEBT        02342TAD1      8,996     9,250,000  PRN       DEFINED       1        X
AMGEN INC .375000% 02/01/2013    DEBT        031162AQ3      7,650     8,500,000  PRN       DEFINED       1        X
ARCHER DANIELS .875000%
 02/15/2014                      DEBT        039483AW2        809     1,000,000  PRN       DEFINED       1        X
AVNET INC 2.000000% 03/15/2034   DEBT        053807AL7     11,457    11,500,000  PRN       DEFINED       1        X
BECKMAN COULTER INC 2.500000%
 12/15/2036                      DEBT        075811AD1      1,094     1,000,000  PRN       DEFINED       1        X
BEST BUY 2.250000% 01/15/2022    DEBT        086516AF8     10,753    11,000,000  PRN       DEFINED       1        X
CAMERON INTL CORP 2.500000%
 06/15/2026                      DEBT        13342BAB1     10,847     8,600,000  PRN       DEFINED       1        X
CARNIVAL CORP 2.000000%
 04/15/2021                      DEBT        143658AN2      9,225     9,000,000  PRN       DEFINED       1        X
CHESAPEAKE ENERGY CORP
 2.250000% 12/15/2038            DEBT        165167CB1      1,031     1,500,000  PRN       DEFINED       1        X
CMS ENERGY CORP 2.875000%
 12/01/2024                      DEBT        125896AW0      1,554     1,500,000  PRN       DEFINED       1        X
COSTCO WHOLESALE CORP 0%
 08/19/2017                      DEBT        22160QAC6        472       320,000  PRN       DEFINED       1        X
DANAHER CORP 0% 01/22/2021       DEBT        235851AF9     10,695    10,550,000  PRN       DEFINED       1        X
DOMINION RESOURCES INC
 2.125000% 12/15/2023            DEBT        25746UAT6      9,913     8,500,000  PRN       DEFINED       1        X
EMC CORP 1.750000% 12/01/2013    DEBT        268648AM4      1,797     1,850,000  PRN       DEFINED       1        X
FISHER SCIENTIFIC INTL
 3.250000% 03/01/2024            DEBT        338032AX3     12,212     8,350,000  PRN       DEFINED       1        X
FLUOR CORP 1.500000%
 02/15/2024                      DEBT        343412AA0        348       175,000  PRN       DEFINED       1        X
GENZYME CORP 1.250000%
 12/01/2023                      DEBT        372917AN4     10,857     9,400,000  PRN       DEFINED       1        X
HCC INSURANCE HOLDINGS
 1.300000% 04/01/2023            DEBT        404132AB8     11,643     9,825,000  PRN       DEFINED       1        X
HOLOGIC INC 2.000000%
 12/15/2037                      DEBT        436440AA9        738     1,000,000  PRN       DEFINED       1        X
INTEL CORP 2.950000% 12/15/2035  DEBT        458140AD2      5,330     6,100,000  PRN       DEFINED       1        X
INTL GAME TECHNOLOGY 2.600000%
 12/15/2036                      DEBT        459902AP7     16,596    17,750,000  PRN       DEFINED       1        X
LABORATORY CORP AMERICA
 HOLDINGS                        DEBT        50540RAG7     11,500    12,500,000  PRN       DEFINED       1        X
LIBERTY MEDIA CORP 3.250000%
 03/15/2031                      DEBT        530715AR2        470     1,000,000  PRN       DEFINED       1        X
LIBERTY MEDIA LLC 3.12500%
 03/30/2023                      DEBT        530718AF2      1,367     1,500,000  PRN       DEFINED       1        X
MEDTRONIC INC 1.625000%
 04/15/2013                      DEBT        585055AM8      8,458     8,500,000  PRN       DEFINED       1        X
MYLAN LABORATORIES INC
 1.250000% 03/15/2012            DEBT        628530AG2        769     1,000,000  PRN       DEFINED       1        X
NABORS INDUSTRIES INC .940000%
 05/15/2011                      DEBT        629568AP1      8,078     9,000,000  PRN       DEFINED       1        X
OMNICOM GROUP                    DEBT        681919AK2      4,382     4,500,000  PRN       DEFINED       1        X
OMNICOM GROUP INC 0% 07/01/2038  DEBT        681919AT3      8,657     9,500,000  PRN       DEFINED       1        X
PRUDENTIAL FINANCIAL INC
 2.940000% 12/12/2036            DEBT        744320AG7      6,850     7,000,000  PRN       DEFINED       1        X
RAYONIER TRS HOLDINGS IN
 3.750000% 10/15/2012            DEBT        75508AAB2      3,925     4,000,000  PRN       DEFINED       1        X
SCHLUMBERGER LIMITED 2.125000%
 06/01/2023                      DEBT        806857AD0        392       200,000  PRN       DEFINED       1        X
ST JUDE MEDICAL INC 1.220000%
 12/15/2008                      DEBT        790849AD5      1,985     2,000,000  PRN       DEFINED       1        X
TEVA PHARMACEUT FIN BV
 1.750000% 02/01/2026            DEBT        88165FAA0      8,260     7,400,000  PRN       DEFINED       1        X
TEVA PHARMACEUT FIN LLC
 .250000% 02/01/2024             DEBT        88164RAB3      3,591     2,700,000  PRN       DEFINED       1        X
TJX COMPANIES INC 0%
 02/13/2021                      DEBT        872540AL3     10,175    10,150,000  PRN       DEFINED       1        X
TRANSOCEAN INC 1.500000%
 12/15/2037                      DEBT        893830AV1     10,079    11,000,000  PRN       DEFINED       1        X
US BANCORP 1.231250% 12/11/2035  DEBT        902973AM8      9,728     9,500,000  PRN       DEFINED       1        X
WYETH 2.390000% 01/15/2024       DEBT        983024AD2     14,196    14,600,000  PRN       DEFINED       1        X

-------------------------------------------------------------------------------
"STOCK"                                              4      6,580       125,007
-------------------------------------------------------------------------------
DEBT                                                42    280,675   278,693,000
-------------------------------------------------------------------------------
REPORT TOTALS                                       46    287,255   278,818,007
-------------------------------------------------------------------------------